UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported):  ______________
Commission File Number of securitizer:   ______________

Central Index Key Number of securitizer:   ______________

____________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
  X              Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: N/A
Central Index Key Number of sponsor: 0001633283

                                                Towd Point Mortgage Trust 2018-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001738545
Central Index Key Number of underwriter (if applicable): ____________

                         Michael Hitzmann, (646) 233-0753
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.                          Exhibits
99.1            Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – UW Compliance
Schedule 2B – UW Compliance
Schedule 3A – Itemized Exceptions
Schedule 3B – Itemized Exceptions
Schedule 3C – Itemized Exceptions
Schedule 4A – Rating Agency Grading
Schedule 4B – Rating Agency Grading
Schedule 5A – Servicing Pay History
Schedule 5B – Servicing Pay History
Schedule 6A – Servicing Collection Comments
Schedule 6B – Servicing Collection Comments
Schedule 7A – Tax and Title Report
Schedule 7B – Tax and Title Report
Schedule 7C – Tax and Title Report
Schedule 8A – Data Compare
Schedule 8B – Data Compare

99.2            Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3            Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History Aggregation
Schedule 5 – Mod Upload
Schedule 6 – Servicing Aggregation
Schedule 7 – RPL Upload
Schedule 8 – Rating Agency ATR QM Data Fields
Schedule 9 – Pay History and Servicing Comment Export

99.4            Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Reports
Schedule 6 – Pay String Report
Schedule 7 – Data Disc

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: May 4, 2018
TOWD POINT ASSET FUNDING, LLC (Depositor)

By: /s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

EXHIBIT INDEX
Exhibit Number

99.1            Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2A – UW Compliance
Schedule 2B – UW Compliance
Schedule 3A – Itemized Exceptions
Schedule 3B – Itemized Exceptions
Schedule 3C – Itemized Exceptions
Schedule 4A – Rating Agency Grading
Schedule 4B – Rating Agency Grading
Schedule 5A – Servicing Pay History
Schedule 5B – Servicing Pay History
Schedule 6A – Servicing Collection Comments
Schedule 6B – Servicing Collection Comments
Schedule 7A – Tax and Title Report
Schedule 7B – Tax and Title Report
Schedule 7C – Tax and Title Report
Schedule 8A – Data Compare
Schedule 8B – Data Compare

99.2            Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

99.3            Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Tape Compare
Schedule 4 – Pay History Aggregation
Schedule 5 – Mod Upload
Schedule 6 – Servicing Aggregation
Schedule 7 – RPL Upload
Schedule 8 – Rating Agency ATR QM Data Fields
Schedule 9 – Pay History and Servicing Comment Export

99.4            Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary
Schedule 2 – Cure Tracking Report
Schedule 3 – Exception Report
Schedule 4 – Itemized Report
Schedule 5 – Servicing Comment Reports
Schedule 6 – Pay String Report
Schedule 7 – Data Disc